Unaudited Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Unaudited Condensed Consolidated Statement of Profit or Loss and OCI
Other income		€ 971	€ 265	€ 1,470	€ 658
Research and development costs		(5,990)	(7,552)	(13,675)	(15,582)
General and administrative costs		(2,649)	(2,892)	(5,321)	(5,196)
Total operating costs		(8,639)	(10,444)	(18,996)	(20,778)
Operating result		(7,668)	(10,179)	(17,526)	(20,120)
Finance income and expense		269	(1,184)	(590)	(1,721)
Result before corporate income taxes		(7,399)	(11,363)	(18,116)	(21,841)
Income taxes		(1)		(1)	(2)
Result for the period		(7,400)	(11,363)	(18,117)	(21,843)
Other comprehensive income		15	63	(11)	65
Total comprehensive income (attributable to owners of the Company)		(7,385)	(11,300)	(18,128)	(21,778)
Result attributable to
Owners of the Company		(7,342)	(11,363)	(18,015)	(21,843)
Non-controlling interests		(58)		(102)
Result for the period		€ (7,400)	€ (11,363)	€ (18,117)	€ (21,843)
Share information
Weighted average number of shares outstanding	[1]	31,926,746	23,991,685	31,924,319	23,733,885
Earnings per share attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	[1]	€ (0.23)	€ (0.47)	€ (0.57)	€ (0.92)
Diluted loss per share	[1]	€ (0.23)	€ (0.47)	€ (0.57)	€ (0.92)

[1]	For this period presented in these financial statements, the potential exercise of share options is not included in the diluted earnings per share calculation as the Company was loss-making in all periods. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal in this period.